BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of exchange rates

			Closing rate			Average rate
Currency	Name	Country	2025	2024	2023	2025	2024	2023

ARS	Argentinian Peso	Argentina	0.0038	0.0060	0.0060	0.0045	0.0057	0.0170
BBD	Barbadian Dollar	Barbados	2.7125	3.0525	2.3866	2.7618	2.6440	2.4690
BOB	Bolivian Peso	Bolivia	0.7906	0.8897	0.6956	0.8050	0.7706	0.7196
CAD	Canadian Dollar	Canada	4.0187	4.3037	3.6536	4.0027	3.9293	3.7048
CLP	Chilean Peso	Chile	0.0061	0.0062	0.0055	0.0059	0.0057	0.0059
GTQ	Quetzal	Guatemala	0.7185	0.8051	0.6189	0.7293	0.6917	0.6398
USD	US Dollar	Panama and Cuba	5.5024	6.1923	4.8413	5.6025	5.3635	5.0085
PYG	Guarani	Paraguay	0.0008	0.0008	0.0007	0.0007	0.0007	0.0007
DOP	Dominican Peso	Dominican Republic	0.0869	0.1010	0.0831	0.0905	0.0902	0.0892
UYU	Uruguayan Peso	Uruguay	0.1409	0.1405	0.1241	0.1373	0.1327	0.1291